Summary of Significant Accounting Policies - Schedule of Estimated Useful Life of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2020
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Estimated useful life	Shorter of lease term or the estimated useful lives of the assets
Minimum [Member] | Electric Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Estimated useful life	3 years
Minimum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Estimated useful life	3 years
Minimum [Member] | Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Estimated useful life	4 years
Minimum [Member] | Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Estimated useful life	3 years
Maximum [Member] | Electric Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Estimated useful life	5 years
Maximum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Estimated useful life	5 years
Maximum [Member] | Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Estimated useful life	5 years
Maximum [Member] | Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Estimated useful life	5 years